Share-based Compensation	12 Months Ended
Dec. 31, 2024
Share-based Compensation
Share-based Compensation

13.  Share-based Compensation

In June 2012, the Company established 2012 Incentive Plan, which permits the grant of options, and restricted shares of the Company to relevant directors, officer and other employees of the Company and its affiliates. In June 2022, the maximum number of shares that may be issued under the 2012 incentive compensation plan was 44,021,165 Class A ordinary shares.

In June 2022, the Company established 2022 Incentive Plan, which permits the grant of options, and restricted shares of the Company to relevant directors, officer, employees and consultants of the Company and its affiliates. The maximum number of shares that may be issued under the 2022 Incentive Plan is the sum of (i) the maximum of 13,042,731 shares which may be issued pursuant to awards in the form of options, and (ii) the maximum of 26,085,463 shares and such number of shares equivalent to the unused portion of the 2012 Incentive Plan as at the expiry of such plan, which may be issued pursuant to awards in the form of restricted shares.

Under the 2012 Incentive Plan, during 2012 and 2013, options or restricted shares granted are subject to both service conditions and the occurrence of an initial public offering (“IPO”) as a performance condition, which are measured at the grant date fair value.

After 2013, participants are granted options or restricted shares which only vest if certain service conditions are met. Participation in the 2012 Incentive Plan is at the board’s discretion, and no individual has a contractual right to participate in the 2012 Incentive Plan or to receive any guaranteed benefits. Options issued under the 2012 Incentive Plan are valid and effective for 10 years from the grant date.

Majority of the share options shall be subject to different vesting schedules of three, three and a half or four years from the vesting commencement date, subject to the participant continuing to be an employee through each vesting date. For vesting schedule of three years, 25% of the granted share options are vested on the vesting commencement date; and 75% of the granted shares options are vested in equal monthly installments over the following thirty six (36) months. For vesting schedule of three and a half years, 25% of the granted share options are vested on the 6-month anniversary of the vesting commencement date; and 75% of the granted shares options are vested in equal monthly installments over the following thirty six (36) months. For vesting schedule of four years, 25% of the granted share options are vested on the first anniversary from the vesting commencement date; and 75% of the granted shares options are vested in equal monthly installments over the following thirty six (36) months or vested in equal yearly installments over the following three years. Majority of the restricted shares shall be vested in equal yearly installments over the four years from the vesting commencement date.

Employees’ share-based compensation awards are measured at the grant date fair value of the awards and recognized as expenses (a) for share options granted with only service conditions, using the graded vesting method, net of actual forfeitures, over the vesting period; or (b) for share options granted with service conditions and performance condition, the share-based compensation expenses are recorded when the performance condition is considered probable using the graded vesting method. Where the occurrence of an IPO is a performance condition, cumulative share-based compensation expenses for the options that have satisfied the service condition should be recorded upon the completion of the IPO.

13.  Share-based Compensation (Continued)

Share options activities

The following table presents a summary of the Company’s options activities for the years ended December 31, 2022, 2023 and 2024:

			Weighted
		Weighted	Average
	Number of	Average Exercise	Remaining	Aggregate
	options	Price	Contractual Life	Intrinsic Value
	(in thousands)	US$		(US$ in
				thousands)
Outstanding as of January 1, 2022	21,184	1.10	6.39	211,515
Granted	—	—
Exercised	(14,289)	0.32
Forfeited	(857)	2.89
Outstanding as of December 31, 2022	6,038	2.68	6.08	6,838

Outstanding as of January 1, 2023	6,038	2.68	6.08	6,838
Granted	—	—
Exercised	(1,888)	0.37
Forfeited	(314)	1.37
Outstanding as of December 31, 2023	3,836	3.88	5.44	992

Outstanding as of January 1, 2024	3,836	3.88	5.44	992
Granted	—	—
Exercised	(365)	0.02
Forfeited	(47)	1.76
Outstanding as of December 31, 2024	3,424	4.32	4.29	141

Exercisable as of December 31, 2024	3,404	4.32	4.27	96

No options were granted for the years ended December 31, 2022, 2023 and 2024. The total intrinsic value of share options exercised was US$65.0 million, US$4.1 million and US$0.5 million for the years ended December 31, 2022, 2023 and 2024, respectively.

13.  Share-based Compensation (Continued)

Restricted shares activities

The following table presents a summary of the Company’s restricted shares activities for the years ended December 31, 2022, 2023 and 2024:

		Weighted Average
	Number of	Grant Date
	Restricted shares	Fair Value
	(in thousands)	US$
Unvested as of January 1, 2022	1,481	22.22
Granted	20,116	4.11
Vested	(738)	12.90
Forfeited	(1,543)	9.33
Unvested as of December 31, 2022	19,316	4.75

Unvested as of January 1, 2023	19,316	4.75
Granted	11,747	2.55
Vested	(3,012)	4.46
Forfeited	(5,513)	3.66
Unvested as of December 31, 2023	22,538	3.91

Unvested as of January 1, 2024	22,538	3.91
Granted	10,580	1.40
Vested	(3,604)	3.02
Forfeited	(6,531)	2.79
Unvested as of December 31, 2024	22,983	3.21

As of December 31, 2024, the weighted average remaining contractual life of outstanding restricted shares is 8.23 years.

Valuation

Prior to the completion of the IPO, the Company used the discounted cash flow method to determine the underlying equity fair value of the Company and adopted the equity allocation model to determine the fair value of each underlying ordinary share. Key assumptions, such as discount rate and projections of future performance, are required to be determined, on a best estimate basis, by the Company.

After the completion of the IPO, the fair value of the share-based compensation awards is estimated based on the fair value of the underlying ordinary shares at the grant date.

The total expenses recognized in profit or loss in respect of the share-based compensation under the Plan was RMB350.9 million, RMB115.4 million and RMB45.0 million for the years ended December 31, 2022, 2023 and 2024, respectively. As of December 31, 2024, total unrecognized compensation expenses under the Plan granted after 2013 were US$12.8 million, which is expected to be recognized over a weighted average period of 1.8 years.